Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2023
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

					Net balance
As of December 31, 2023	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	116	(125)	(27)	27	89	(98)	—	(9)	(9)
Forwards(a)	5,875	(6,369)	(253)	253	5,622	(6,116)	—	(494)	(494)
Options	540	—	—	—	540	—	—	540	540
Futures	2	—	—	—	2	—	—	2	2
Other/Collateral	—	—	—	—	—	—	109	109	109
Total Gas & Power	6,533	(6,494)	(280)	280	6,253	(6,214)	109	148	148
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	66	(50)	(28)	28	38	(22)	—	16	16
Forwards(a)	655	(1,348)	(13)	13	642	(1,335)	—	(693)	(693)
Options	23	(97)	(23)	23	—	(74)	—	(74)	(74)
Futures	1	—	—	—	1	—	—	1	1
Options on futures	287	(214)	(209)	209	78	(5)	—	73	73
Other/Collateral	—	—	—	—	—	—	—	—	—
Total crude oil, petroleum products and freight rates	1,032	(1,709)	(273)	273	759	(1,436)	—	(677)	(677)
TOTAL	7,565	(8,203)	(553)	553	7,012	(7,650)	109	(529)	(529)
Total of fair value non recognized in the balance sheet									—
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2022	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	1,268	(449)	(18)	18	1,250	(431)	—	819	819
Forwards(a)	18,014	(18,638)	(1,994)	1,994	16,020	(16,644)	—	(624)	(624)
Options	2,143	(1)	(1)	1	2,142	—	—	2,142	2,142
Futures	13	(3)	—	—	13	(3)	—	10	10
Other/Collateral	—	—	—	—	—	—	(406)	(406)	(406)
Total Gas & Power	21,438	(19,091)	(2,013)	2,013	19,425	(17,078)	(406)	1,941	1,941
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	122	(114)	(58)	58	64	(56)	—	8	8
Forwards(a)	631	(1,489)	(7)	7	624	(1,482)	—	(858)	(858)
Options	76	(227)	(69)	69	7	(158)	—	(151)	(151)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	113	(13)	(13)	13	100	—	—	100	100
Other/Collateral	—	—	—	—	—	—	—	—	—
Total crude oil, petroleum products and freight rates	942	(1,843)	(147)	147	795	(1,696)	—	(901)	(901)
TOTAL	22,380	(20,934)	(2,160)	2,160	20,220	(18,774)	(406)	1,040	1,040
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2021	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	92	(385)	(35)	35	57	(350)	—	(293)	(293)
Forwards(a)	21,752	(16,954)	(2,120)	2,120	19,632	(14,834)	—	4,798	4,798
Options	1,953	(63)	(3)	3	1,950	(60)	—	1,890	1,890
Futures	418	(430)	(183)	183	235	(247)	—	(12)	(12)
Other/Collateral	—	—	—	—	—	—	382	382	382
Total Gas & Power	24,215	(17,832)	(2,341)	2,341	21,874	(15,491)	382	6,765	6,765
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	245	(289)	(166)	166	79	(123)	—	(44)	(44)
Forwards(a)	411	(444)	(88)	88	323	(356)	—	(33)	(33)
Options	68	(236)	(40)	40	28	(196)	—	(168)	(168)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	186	(78)	(78)	78	108	—	—	108	108
Other/Collateral	—	—	—	—	—	—	344	344	344
Total crude oil, petroleum products and freight rates	910	(1,047)	(372)	372	538	(675)	344	207	207
TOTAL	25,125	(18,879)	(2,713)	2,713	22,412	(16,166)	726	6,972	6,972
Total of fair value non recognized in the balance sheet									—
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2023	74	17	37	28
2022	48	9	22	27
2021	36	9	18	12

Gas & Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2023	111	16	54	54
2022	119	15	53	92
2021	80	9	28	30

Derivative financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Gas & Power activities
2023	2,347	(5,792)	3,681	(197)	39
2022	6,383	11,406	(15,628)	186	2,347
2021	(1,928)	6,817	1,408	86	6,383
Crude oil, petroleum products and freight rates activities
2023	(901)	11,033	(10,812)	3	(677)
2022	(137)	5,891	(6,655)	–	(901)
2021	(310)	3,950	(3,777)	–	(137)

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2023	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	1,054	1,677	(2,692)	39
Crude oil, petroleum products and freight rates activities	73	(750)	—	(677)
TOTAL	1,127	927	(2,692)	(638)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2022	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	1,034	1,678	(365)	2,347
Crude oil, petroleum products and freight rates activities	98	(999)	–	(901)
TOTAL	1,132	679	(365)	1,446

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2021	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	3,716	(3,563)	6,230	6,383
Crude oil, petroleum products and freight rates activities	134	(271)	–	(137)
TOTAL	3,850	(3,834)	6,230	6,246

Schedule of impact of the hedging strategies

As of December 31
(M$)	2023	2022	2021
Profit (Loss) recorded in other comprehensive income of the period	2,770	(5,524)	445
Recycled amount from other comprehensive income to the income statement of the period	117	1,317	(56)